Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of May 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 8.6%
Digital Realty Trust, Inc.	1,406,252	144,084,580
Equinix, Inc.	451,757	336,807,431
		480,892,011

Diversified REITs 2.3%
Alexander & Baldwin, Inc.	354,380	6,492,242
American Assets Trust, Inc.	255,025	4,858,226
Armada Hoffler Properties, Inc.	331,319	3,657,762
Broadstone Net Lease, Inc.	846,212	13,268,604
Empire State Realty Trust, Inc., Class A	643,331	3,969,352
Essential Properties Realty Trust, Inc.	696,340	16,663,416
Global Net Lease, Inc.	507,840	4,885,421
Star Holdings *	65,252	1,011,406
WP Carey, Inc.	1,030,135	71,450,164
		126,256,593

Health Care REITs 8.3%
CareTrust REIT, Inc.	486,504	9,438,178
Global Medical REIT, Inc.	301,893	2,632,507
Healthcare Realty Trust, Inc.	1,861,351	34,639,742
Healthpeak Properties, Inc.	2,674,275	53,378,529
LTC Properties, Inc.	197,983	6,357,234
Medical Properties Trust, Inc.	2,929,566	24,168,920
National Health Investors, Inc.	212,275	11,061,650
Omega Healthcare Investors, Inc.	1,145,694	34,153,138
Physicians Realty Trust	1,116,576	15,252,428
Sabra Health Care REIT, Inc.	1,129,649	12,719,848
Ventas, Inc.	1,956,356	84,397,198
Welltower, Inc.	2,311,102	172,431,320
		460,630,692

Hotel & Resort REITs 2.9%
Apple Hospitality REIT, Inc.	1,040,625	15,120,281
DiamondRock Hospitality Co.	1,024,952	8,045,873
Host Hotels & Resorts, Inc.	3,497,173	58,053,072
Park Hotels & Resorts, Inc.	1,099,201	14,223,661
Pebblebrook Hotel Trust	642,853	8,717,087
RLJ Lodging Trust	793,334	8,155,474
Ryman Hospitality Properties, Inc.	269,790	24,747,837
Service Properties Trust	808,619	6,638,762
Summit Hotel Properties, Inc.	523,469	3,428,722
Sunstone Hotel Investors, Inc.	1,028,475	10,151,048
Xenia Hotels & Resorts, Inc.	556,439	6,482,514
		163,764,331

Industrial REITs 14.4%
Americold Realty Trust, Inc.	1,317,609	38,605,944
EastGroup Properties, Inc.	213,107	35,079,543
SECURITY	NUMBER OF SHARES	VALUE ($)
First Industrial Realty Trust, Inc.	646,241	33,591,607
Industrial Logistics Properties Trust	319,462	578,226
Innovative Industrial Properties, Inc.	136,898	9,048,958
LXP Industrial Trust	1,347,934	13,937,638
Plymouth Industrial REIT, Inc.	190,654	4,177,229
Prologis, Inc.	4,506,335	561,264,024
Rexford Industrial Realty, Inc.	924,939	50,353,679
STAG Industrial, Inc.	876,513	30,502,653
Terreno Realty Corp.	356,843	21,885,181
		799,024,682

Multi-Family Residential REITs 10.1%
Apartment Income REIT Corp.	727,413	25,233,957
Apartment Investment & Management Co., Class A	741,858	6,016,468
AvalonBay Communities, Inc.	684,230	119,042,335
Camden Property Trust	538,649	56,272,661
Centerspace	73,662	4,332,062
Elme Communities	427,702	6,462,577
Equity Residential	1,665,796	101,280,397
Essex Property Trust, Inc.	315,977	68,269,991
Independence Realty Trust, Inc.	1,094,762	18,906,540
Mid-America Apartment Communities, Inc.	564,807	83,060,517
NexPoint Residential Trust, Inc.	111,012	4,555,933
UDR, Inc.	1,512,538	60,002,382
Veris Residential, Inc. *	387,530	6,262,485
		559,698,305

Office REITs 4.3%
Alexandria Real Estate Equities, Inc.	770,358	87,404,819
Boston Properties, Inc.	697,675	33,955,842
Brandywine Realty Trust	839,176	3,272,786
Corporate Office Properties Trust	549,641	12,542,808
Cousins Properties, Inc.	741,370	14,768,090
Douglas Emmett, Inc.	860,188	9,978,181
Easterly Government Properties, Inc.	444,097	6,164,066
Equity Commonwealth	536,119	10,963,634
Highwoods Properties, Inc.	514,608	10,642,093
Hudson Pacific Properties, Inc.	628,452	2,934,871
JBG SMITH Properties	483,993	6,853,341
Kilroy Realty Corp.	515,613	13,993,737
Office Properties Income Trust	236,826	1,714,620
Orion Office REIT, Inc.	275,770	1,530,523
Paramount Group, Inc.	807,208	3,503,283
Piedmont Office Realty Trust, Inc., Class A	603,626	3,760,590
SL Green Realty Corp. (a)	314,705	7,279,127
Vornado Realty Trust	788,160	10,687,450
		241,949,861

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Other Specialized REITs 6.8%
EPR Properties	367,056	15,309,906
Farmland Partners, Inc.	243,372	2,762,272
Four Corners Property Trust, Inc.	410,535	10,550,750
Gaming & Leisure Properties, Inc.	1,259,509	60,632,763
Gladstone Land Corp.	158,249	2,501,917
Iron Mountain, Inc.	1,421,877	75,956,669
Lamar Advertising Co., Class A	426,780	38,358,986
Outfront Media, Inc.	714,664	10,233,988
Safehold, Inc.	195,925	5,058,784
Uniti Group, Inc.	1,159,995	4,315,181
VICI Properties, Inc.	4,909,034	151,836,422
		377,517,638

Retail REITs 12.9%
Acadia Realty Trust	464,370	5,976,442
Agree Realty Corp.	433,179	27,935,714
Brixmor Property Group, Inc.	1,466,814	29,380,284
Federal Realty Investment Trust	358,095	31,583,979
Getty Realty Corp.	208,234	7,136,179
InvenTrust Properties Corp.	329,540	7,081,815
Kimco Realty Corp.	3,024,980	55,599,132
Kite Realty Group Trust	1,071,593	20,831,768
NETSTREIT Corp.	268,752	4,689,722
NNN REIT, Inc.	887,494	37,753,995
Phillips Edison & Co., Inc.	572,865	16,618,814
Realty Income Corp.	3,067,400	182,326,256
Regency Centers Corp.	753,240	42,384,815
Retail Opportunity Investments Corp.	609,255	7,432,911
RPT Realty	417,018	3,886,608
Simon Property Group, Inc.	1,599,088	168,144,103
SITE Centers Corp.	897,640	10,699,869
Spirit Realty Capital, Inc.	683,056	26,680,167
Tanger Factory Outlet Centers, Inc.	510,065	10,390,024
The Macerich Co.	1,053,500	10,155,740
The Necessity Retail REIT, Inc.	656,477	4,194,888
Urban Edge Properties	573,794	7,648,674
		718,531,899

Self Storage REITs 7.7%
CubeSmart	1,098,370	48,811,563
Extra Space Storage, Inc.	655,005	94,497,571
Life Storage, Inc.	415,739	52,960,991
National Storage Affiliates Trust	413,344	15,132,524
Public Storage	773,137	219,029,712
		430,432,361

Single-Family Residential REITs 5.1%
American Homes 4 Rent, Class A	1,501,240	51,462,507
Equity LifeStyle Properties, Inc.	855,695	54,054,253
Invitation Homes, Inc.	2,840,881	96,249,048
Sun Communities, Inc.	605,946	76,730,942
UMH Properties, Inc.	262,921	3,999,029
		282,495,779

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecom Tower REITs 13.8%
American Tower Corp.	2,273,009	419,233,780
Crown Castle, Inc.	2,051,423	232,241,598
SBA Communications Corp.	528,041	117,108,933
		768,584,311

Timber REITs 2.6%
PotlatchDeltic Corp.	395,056	18,381,956
Rayonier, Inc.	720,348	21,120,603
Weyerhaeuser Co.	3,584,082	102,719,790
		142,222,349
Total Common Stocks (Cost $6,050,248,300)		5,552,000,812

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)	2,510,879	2,510,879
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.02% (b)(c)	6,243,950	6,243,950
		8,754,829
Total Short-Term Investments (Cost $8,754,829)		8,754,829
Total Investments in Securities (Cost $6,059,003,129)		5,560,755,641

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 06/16/23	268	8,519,720	(111,397)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,145,641.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$5,552,000,812	$—	$—	$5,552,000,812
Short-Term Investments[1]	8,754,829	—	—	8,754,829
Liabilities
Futures Contracts[2]	(111,397)	—	—	(111,397)
Total	$5,560,644,244	$—	$—	$5,560,644,244

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362MAY23